Inventories (Tables)	9 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventories, net of obsolete, unmarketable and slow moving reserves are as follows:

	September 30, 2019	December 31, 2018
	(In thousands)
Raw materials, consumables and supplies, net	$85,408	$73,460
Work in process	146	1,246
Finished goods, net	85,549	108,923
Total	$171,103	$183,629